INVESTMENT IN AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2025
Investment In Affiliate [Abstract]
Disclosure of detailed information about Fair Value Management [Table Text Block]
	December 31,
	2025	2024

Open balance	$1,631	$2,285
Change of fair value in investment in affiliate (Note 19G)	-	(837)
Foreign currency translation	145	183

	$1,776	$1,631